Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory services	Dec. 31, 2013 Laboratory services	Dec. 31, 2011 Laboratory services	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Dec. 31, 2013 Foreign Exchange Forward Deliverable	Dec. 31, 2012 Foreign Exchange Forward Deliverable	Dec. 31, 2013 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2012 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2013 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2012 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2013 Foreign Exchange Option Non Deliverable	Dec. 31, 2012 Foreign Exchange Option Non Deliverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value											$ 557,000,000	$ 155,000,000					$ 0	$ 60,000,000
Maturity period													1 month	1 month	21 months	21 months
Long-term borrowing, fair value	11,200,000	5,200,000
Intangible assets							3,900,000
Intangible assets impairment Charge	0	1,800,000	0				1,800,000
Goodwill	31,087,000	32,561,000		32,561,000	31,087,000	34,701,000		7,927,000	7,900,000	7,900,000
Goodwill, fair value							6,300,000
Impairment Charge	$ 0	$ 1,661,000		$ 1,661,000			$ 1,661,000